Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Point Bridge America First ETF
Shareholder Report [Line Items]
Fund Name	Point Bridge America First ETF
Class Name	Point Bridge America First ETF
Trading Symbol	MAGA
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Point Bridge America First ETF for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investpolitically.com/investor-materials/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.investpolitically.com/investor-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Point Bridge America First ETF	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The MAGA ETF was most heavily weighted in the industrials, financials, and energy sectors, which played significant and positive roles in the Fund’s overall performance. The financial sector performed the best in the MAGA ETF, benefiting from sector-specific dynamics such as a higher interest rate environment. Companies within traditional energy sectors performed second-best in the MAGA ETF, partly due to global energy demand and supply constraints. The industrials sector—which was the third-best performer in the ETF—saw strength due to ongoing infrastructure projects, defense spending, and manufacturing resilience in response to global supply chain issues. Information technology was the largest detractor in Fund performance relative to the benchmark. The MAGA Fund’s strategy inherently leads to a large underweight in information technology where companies like Facebook and Apple reside. Due to their large market capitalizations these companies are significant weightings in the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/06/2017)
Point Bridge America First ETF NAV	15.30	11.98	10.53
Point Bridge America First ETF Market	15.47	11.97	10.52
S&P 500 TR	24.56	15.05	14.34
Point Bridge America First Index/GOP Stock Tracker TR Index	16.26	12.83	11.37

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.investpolitically.com/investor-materials/for more recent performance information. Visit https://www.investpolitically.com/investor-materials/ for more recent performance information.
Net Assets	$ 21,065,631
Holdings Count | $ / shares	139
Advisory Fees Paid, Amount	$ 142,442
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$21,065,631
Number of Holdings	139
Net Advisory Fee	$142,442
Portfolio Turnover	26%
30-Day SEC Yield	1.49%
30-Day SEC Yield Unsubsidized	1.49%

Holdings [Text Block]

Top Sectors	(%)
Financial	22.2%
Industrial	17.1%
Consumer, Cyclical	14.0%
Consumer, Non-cyclical	13.0%
Energy	11.3%
Utilities	11.2%
Basic Materials	6.2%
Technology	2.8%
Communications	1.7%
Cash & Other	0.5%

Top 10 Issuers	(%)
HEICO Corporation	1.6%
Lennar Corporation	1.4%
Vistra Corporation	0.9%
Charter Communications, Inc.	0.9%
Howmet Aerospace, Inc.	0.8%
Extra Space Storage, Inc.	0.8%
Amgen, Inc.	0.8%
Garmin, Ltd.	0.8%
FedEx Corporation	0.8%
Walmart, Inc.	0.8%

Updated Prospectus Web Address	https://www.investpolitically.com/investor-materials/.